Description of Business (Policies)	6 Months Ended
Jun. 30, 2022
Accounting Policies [Abstract]
Basis of preparation and consolidation
Basis of preparation and consolidation
Our unaudited condensed consolidated financial statements include all adjustments of a normal, recurring nature necessary for the fair presentation of the results for the interim periods presented. The results for the interim period presented are not necessarily indicative of those for the full year. The condensed consolidated financial statements should be read in conjunction with our consolidated financial statements for the years ended December 31, 2021, 2020 and 2019.
The condensed consolidated financial statements include the balances and accounts of DDI and our controlled subsidiaries. All significant inter-company transactions, balances and unrealized gains or losses have been eliminated. We view our operations and manage our business as one operating segment.

Use of estimates
Use of estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires our management to make estimates and assumptions that affect financial statements and accompanying notes. We regularly evaluate estimates and assumptions related to provisions for income taxes, revenue recognition, expense accruals, deferred income tax asset valuation allowances, valuation of goodwill and intangibles, and legal contingencies. We base our estimates and assumptions on current facts, historical experience, and various other factors that we believe to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources.
The actual results and outcomes may differ from management’s estimates and assumptions due to risks and uncertainties, including uncertainty in the current economic environment due to recent unrest in the eastern Europe region.

Functional currency and translation of financial statements
Functional currency and translation of financial statements
Our functional currency is the Korean Won (“KRW”) and the U.S. Dollar (“dollar,” “USD,” “US$,” or “$”) is the functional currency of our United States subsidiaries. The accompanying consolidated financial statements are presented in USD.
The consolidated balance sheets have been translated at the exchange rates prevailing at each balance sheet date. The consolidated statement of comprehensive income and statement of cash flows have been translated using the weighted-average exchange rates prevailing during the periods of each statement. The equity capital is denominated in the functional currency, KRW, and is translated at historical exchange rates. All translation adjustments resulting from translating into the reporting currency are accumulated as a separate component of accumulated other comprehensive income in shareholders’ equity. Gains or losses resulting from foreign currency transactions are included in other income (expense).
Intercompany monetary items denominated in foreign currencies are translated into the functional currency at the exchange rate at the reporting date with the gain or loss arising on translation recorded to other income (expense). Intercompany non-monetary
items that are measured at historical cost in a foreign currency are translated using the exchange rates at the dates of the initial transactions. When we parenthetically disclose USD amounts for certain financial instruments denominated in KRW for the benefit of the reader, we use the exchange rates in effect as of June 30, 2022, unless otherwise noted.

Financial instruments and concentration of credit risk
Financial instruments and concentration of credit risk
Financial instruments, which potentially expose us to concentrations of credit risk, consist primarily of cash and cash equivalents and accounts receivable.
Accounts receivable are recorded and carried at the net invoiced amount, which is net of platform payment processing fees, unsecured, and represent amounts due to us based on contractual obligations where an executed contract exists. We do not require collateral and have not recognized an allowance as management estimates the net receivable is fully collectible. Apple, Inc. (“Apple”), Facebook, Inc. (“Facebook”), and Google, LLC (“Google”) represent significant distribution, marketing, and payment platforms for our games. A substantial portion of our revenue was generated from players who accessed our games through these platforms and a significant concentration of our accounts receivable balance is comprised of balances owed to us by these platforms.

	Revenue Concentration
	Three months ended June 30,		Six Months ended June 30,
	2022	2021	2022	2021
Apple	54.5%	50.5%	54.3%	50.9%
Facebook	24.2%	26.4%	24.2%	26.6%
Google	18.6%	19.6%	18.7%	19.3%
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

	Accounts Receivable concentration
	As of June 30,	As of December 31,
	2022	2021
Apple	56.0%	55.6%
Facebook	22.6%	23.7%
Google	17.7%	17.5%